Label	Element	Value
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about sales charge discounts is available from your financial intermediary and in “Sales Charges” on page 22 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with applicable rules of the U.S. Securities and Exchange Commission (“SEC”). The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or U.S. Government securities) in order to qualify as a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In addition, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. For purposes of these policies, “U.S. Government securities” include securities issued or guaranteed as to principal or interest by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (collectively, “government sponsored enterprises”).

The Fund’s investments in U.S. Government securities may include those backed by the full faith and credit of the U.S. Government, which include direct obligations of the U.S. Treasury (e.g., U.S. Treasury bills, notes and bonds) and securities issued by certain government sponsored enterprises such as the Government National Mortgage Association (“Ginnie Mae”). The U.S. Government securities in which the Fund invests also may include securities issued by government sponsored enterprises, that are sponsored or chartered by Congress but whose securities are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. These government sponsored enterprises include, but are not limited to, the Federal Home Loan Banks (“FHLBanks”), Federal National Mortgage

Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Federal Farm Credit Banks Funding Corporation (“Federal Farm Credit Banks”).

The Fund may invest a substantial portion of its assets in securities issued by these government sponsored enterprises.

The Fund, like all other money market funds, is subject to the diversification, liquidity, credit quality, maturity, and other requirements of Rule 2a-7 under the 1940 Act.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market, or other unfavorable conditions, or to meet regulatorily-imposed liquidity requirements, however, the Fund may temporarily invest its assets in cash in a defensive manner. The Fund also may increase its investments in cash in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increases in redemptions. Although the Fund seeks to be fully invested, to the extent that the Fund invests in cash, the Fund may not achieve its investment objective.

The Fund may sell a security to satisfy redemption requests, increase cash, or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security is required to comply with SEC requirements regarding the quality, maturity, duration, and diversification of the Fund’s portfolio.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* The year-to-date return for Class A shares as of September 30, 2025 was 3.07%.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 4th Q 2023 +1.30% Worst Quarter 2nd Q 2021 +0.00%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

For the Fund’s current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund’s Class A, C, and I shares performance over time. The Fund’s average annual total returns include applicable sales charges.

Money Market Seven Day Yield, Caption [Optional Text]	oef_MoneyMarketSevenDayYieldCaption	For the Fund’s current 7-day yield, call toll-free 888-522-2388.
Money Market Seven Day Yield Phone	oef_MoneyMarketSevenDayYieldPhone	888-522-2388
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | · Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund’s yield may vary in response to changes in interest rates and other market factors. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | · Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit Risk: Many securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government, even though they are issued by government sponsored enterprises. There can be no assurance that the U.S.

Government will provide financial support to government sponsored enterprises if it is not legally required to do so. In these situations, the Fund is exposed to the credit risk of the issuing government sponsored enterprise, which may fail to make timely payments of principal or interest, or may default on such payments.

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | · Mortgage-Related Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Mortgage-Related Securities Risk: Mortgage-related securities issued by government sponsored enterprises may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of mortgage-related securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | · Issuer Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government sponsored enterprise than a fund that invests more widely.

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | · Repurchase Agreement Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement, or may be prevented from exercising such rights. If the seller fails to repurchase the security and the market value of the security declines, the Fund will lose money.

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Lipper U.S. Government Money Market Funds Average
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Lipper U.S. Government Money Market Funds Average
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.52%
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1],[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 343
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date return for Class A shares as of September 30, 2025 was
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	3.07%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2021
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	none
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.45%
Annual Return [Percent]	oef_AnnlRtrPct	0.02%
Annual Return [Percent]	oef_AnnlRtrPct	0.02%
Annual Return [Percent]	oef_AnnlRtrPct	0.23%
Annual Return [Percent]	oef_AnnlRtrPct	1.14%
Annual Return [Percent]	oef_AnnlRtrPct	1.80%
Annual Return [Percent]	oef_AnnlRtrPct	0.24%
Annual Return [Percent]	oef_AnnlRtrPct	0.06%
Annual Return [Percent]	oef_AnnlRtrPct	1.35%
Annual Return [Percent]	oef_AnnlRtrPct	4.84%
Annual Return [Percent]	oef_AnnlRtrPct	5.01%
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1],[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 343
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.01%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.45%	[4]
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 343
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.45%

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

Class A or C shares purchased directly are not subject to any front-end sales charge. However, Class A or C shares initially purchased without a front-end sales charge and subsequently exchanged for shares of another Lord Abbett Fund are subject to any applicable front-end sales charge.

[3]

Class A or C shares purchased directly are not subject to any contingent deferred sales charge (“CDSC”). However, Class A or C shares of the Fund that were obtained in exchange for Class A or C shares of another Lord Abbett Fund that were subject to a CDSC of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies. More information about the CDSC is provided in the "Sales Charges" section of the prospectus.

[4]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.